Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2010	$ 8,134	$ 620	$ 7,784	$ (478)	$ (82)	$ (1,041)	$ 6,803	$ 1,331
Net income (loss)	661	0	0	376	0	0	376	285
Other comprehensive income (loss)	(88)	0	0	0	(88)	0	(88)	0
Cash dividends - common stock (Note 14)	(457)	0	0	(457)	0	0	(457)	0
Dividends and distributions to noncontrolling interests	(214)	0	0	0	0	0	0	(214)
Issuance of common stock from debentures conversion	14	1	13	0	0	0	14	0
Stock-based compensation and related common stock issuances, net of tax	108	4	104	0	0	0	108	0
Changes in Williams Partners L.P. ownership interest, net	(12)	0	18	0	0	0	18	(30)
Distribution of WPX Energy, Inc to shareholders (Note 4)	(5,561)	0	0	(5,261)	(219)	0	(5,480)	(81)
Other	1	1	1	0	0	0	2	(1)
Ending balance at Dec. 31, 2011	2,586	626	7,920	(5,820)	(389)	(1,041)	1,296	1,290
Net income (loss)	1,065	0	0	859	0	0	859	206
Other comprehensive income (loss)	27	0	0	0	27	0	27	0
Cash dividends - common stock (Note 14)	(742)	0	0	(742)	0	0	(742)	0
Dividends and distributions to noncontrolling interests	(387)	0	0	0	0	0	0	(387)
Issuance of common stock from debentures conversion	6	1	5	0	0	0	6	0
Stock-based compensation and related common stock issuances, net of tax	104	6	98	0	0	0	104	0
Sales of limited partner units of Williams Partners L.P.	1,559	0	0	0	0	0	0	1,559
Issuances of limited partner units of Williams Partners L.P. related to acquisitions	1,044	0	0	0	0	0	0	1,044
Changes in Williams Partners L.P. ownership interest, net	(416)	0	699	0	0	0	699	(1,115)
Sales of common stock (Note 14)	2,495	83	2,412	0	0	0	2,495	0
Reconsolidation of noncontrolling interest in Wilpro entities (Note 4)	65	0	0	0	0	0	0	65
Contributions from noncontrolling interests	14	0	0	0	0	0	0	14
Other	7	0	0	8	0	0	8	(1)
Ending balance at Dec. 31, 2012	7,427	716	11,134	(5,695)	(362)	(1,041)	4,752	2,675
Net income (loss)	668	0	0	430	0	0	430	238
Other comprehensive income (loss)	198	0	0	0	198	0	198	0
Cash dividends - common stock (Note 14)	(982)	0	0	(982)	0	0	(982)	0
Dividends and distributions to noncontrolling interests	(489)	0	0	0	0	0	0	(489)
Issuance of common stock from debentures conversion	1	0	1	0	0	0	1	0
Stock-based compensation and related common stock issuances, net of tax	56	2	54	0	0	0	56	0
Sales of limited partner units of Williams Partners L.P.	1,819	0	0	0	0	0	0	1,819
Changes in ownership of consolidated subsidiaries, net	(243)	0	409	0	0	0	409	(652)
Contributions from noncontrolling interests	467	0	0	0	0	0	0	467
Other	(1)	0	1	(1)	0	0	0	(1)
Ending balance at Dec. 31, 2013	$ 8,921	$ 718	$ 11,599	$ (6,248)	$ (164)	$ (1,041)	$ 4,864	$ 4,057